Shareholder Report, Average Annual Return (Details) 192282_Oakhurst Fixed Income Fund_Institutional Class_TSR Annual {Institutional Class Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares (without sales charge)
Average Annual Return, Percent	1.29%	0.23%	1.86%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%